Nature of Operations (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended
	Nov. 30, 2021	Dec. 31, 2023	Oct. 31, 2023
Schedule of Equity Method Investments [Line Items]
Aggregate principal amount	$ 200,000
Percentage of convertible senior notes	0.00%
Purchase of additional convertible note	$ 25,000
Amount of shares	$ 194,530
Priortech Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage		21.42%
Chroma Ate Inc [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of voting equity interests acquired		17.41%
FRT GmbH [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of voting equity interests acquired			100.00%